FAIR VALUE DISCLOSURES - Warrant Liabilities (Details) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 12, 2018	Jun. 12, 2018
Class of Warrant or Right [Line Items]
Warrants term			4 years
Penny Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)				$ 0.01	$ 0.01
Series D preferred warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)	$ 0.01	$ 0.01	$ 6.58		$ 6.58
Outstanding warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)			$ 6.58